Trade Accounts Payable	12 Months Ended
Dec. 31, 2023
Trade Accounts Payable [Abstract]
Trade Accounts Payable
19.	Trade Accounts Payable

As of December 31, this caption comprises:

	Total
In thousands of soles	2022	2023
Invoices payable (a)	523,175	571,438
Provision of contract costs (b)	508,448	592,254
Notes payable	5,390	4,575
	1,037,013	1,168,267
Current portion	1,027,256	1,164,266
Non-current portion	9,757	4,001
	1,037,013	1,168,267

(a)	Invoices payable and unbilled services rendered by major projects are presented below:

In thousands of soles		Invoices		Unbilled services received
Project	Entity	2022	2023	2022	2023
Infrastructure
Linea 1 - Metro de Lima	Transporte Urbano de Lima S.A.	43,768	21,371	18,281	20,902
Operation and maintenance - Roads	Road concessions	23,849	22,497	29,292	25,857
		67,617	43,868	47,573	46,759

Energy
Oil exploration and production	Unna Energia S.A.	72,553	60,155	18,823	11,015
Petroleum storage and dispatch	Terminales del Peru	7,286	2,551	9,905	8,493
Gas processing and commercialization	Unna Energia S.A.	4,983	10,114	6,834	7,699
Others		2,460	10,675	1,415	1,114
		87,282	83,495	36,977	28,321
Engineering and Construction
Jorge Chavez Airport (i)	Cumbra Peru S.A.	79,424	163,471	152,492	168,325
Project San Gabriel - Buenaventura (ii)	Cumbra Peru S.A.	289	32,052	564	23,255
Planta de Flotacion de Particulas Gruesas	Cumbra Peru S.A.	6,027	37,773	14,966	14,707
Concentrator Plant and tunnel of Quellaveco	Cumbra Peru S.A.	45,143	3,796	24,977	2,579
Project Via Expresa Linea Amarilla	Cumbra Peru S.A.	-	-	6,057	5,854
EPC Captacion Agua Mar y Afluentes UA - PMRT	Cumbra Peru S.A.	36,779	24,787	9,080	5,060
Planta Oxidos Marcobre	Cumbra Peru S.A.	-	-	3,737	3,633
EPC Planta Hidrogeno UA - PMRT	Cumbra Peru S.A.	40,865	24,449	19,029	8,053
Gasoducto Piura Project	Cumbra Peru S.A.	3,983	2,516	9,457	2,716
Project C. Comercial Parque Arauco La Molina	Cumbra Peru S.A.	-	3,479	-	2,636
Generating Plant Machu Picchu	Cumbra Peru S.A.	3,255	2	1,637	1,144
Concentradora Toquepala	Cumbra Peru S.A.	17,980	10,650	7,295	880
Refineria Talara	Cumbra Peru S.A.	2,971	4,323	7,824	1,363
Desilting of the Chicama River	Cumbra Peru S.A.	2,380	2,605	-	-
Cerro del Aguila Hydroelectric Power Plant	Cumbra Peru S.A.	1,120	914	-	-
Filtro de Relaves Quebrada Honda	Cumbra Peru S.A.	10,930	31	2,746	-

In thousands of soles		Invoices		Unbilled services received
Project	Entity	2022	2023	2022	2023
EPC Edificios UA – PMRT	Cumbra Peru S.A.	4,276	3,340	2,928	2,454
Proyecto Quebrada Blanca	Vial y Vives - DSD S.A.	38,508	34,543	25,892	26,395
Engineering and Construction Works	Vial y Vives - DSD S.A.	7,902	7,478	28,115	21,633
Proyecto Santa Monica (iii)	Morelco S.A.S.	-	36,477	-	115,236
Proyecto Termosuria	Morelco S.A.S.	1,095	2,219	19,651	49,703
Engineering and Construction Works	Morelco S.A.S.	10,471	9,222	12,039	9,038
Project Mina Gold Fields La Cima S.A.	Cumbra Ingenieria S.A.	12,546	3,268	9,459	5,969
Others		23,170	23,899	32,227	21,607
		349,114	431,294	390,172	492,240
Real Estate		15,035	8,430	20,904	13,192
Parent Company and other entities		4,127	4,351	12,822	11,742
		523,175	571,438	508,448	592,254

Current portion		513,418	567,437	508,448	592,254
Non-current portion		9,757	4,001	-	-
		523,175	571,438	508,448	592,254

(i)	The increase corresponds to project activities related to the construction of the Jorge Chavez airport terminal of the subsidiary Cumbra Peru S.A.

(ii)	The increase corresponds to the increase in operations from the beginning of 2023 due to the execution of earthmoving works for the San Gabriel project of the subsidiary Cumbra Peru S.A.

(iii)	The increase corresponds to the increase in operations from the beginning of 2023 due to the execution of works for the Santa Monica project of the indirect subsidiary Morelco S.A.S.